UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 93.3%
ADVANCED MATERIALS - 1.2%
UCT Coatings, Inc., Series B (2) *	500,000	$5,000,000

ALTERNATIVE ENERGY - 2.8%
Solaicx, Series B (1) (2) *	6,000,000	7,247,400
SoloPower, Series A (1) (2) *	2,721,088	3,999,999
		11,247,399

COMMUNICATIONS - 1.2%
ViaSat, Inc. *	194,300	4,873,044

COMMUNICATIONS EQUIPMENT - 9.4%
Harris Corp.	100,000	4,449,000
Stratex Networks, Inc. *	1,837,036	8,156,440
Tekelec, Inc. *	875,800	11,350,368
Tellabs, Inc. *	335,000	3,671,600
UTStarcom, Inc. *	1,123,300	9,963,671
		37,591,079

COMPUTER - 1.4%
Sun Microsystems, Inc. *	1,100,000	5,467,000

DEFENSE & AEROSPACE - 0.7%
FLIR Systems, Inc. *	103,456	2,809,865

INTELLECTUAL PROPERTY - 2.8%
Silicon Genesis Corp., Common (1) (2) *	743,077	41,612
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	4,363,141
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	6,701,239
		11,105,992

INTERNET - 14.5%
Akamai Technologies, Inc. *	505,800	25,284,942
Ctrip.com International Ltd. - ADR	79,400	3,569,030
Napster, Inc. (3) *	1,450,000	6,191,500
Netflix, Inc. *	1,008,251	22,967,958
		58,013,430

NETWORKING - 3.7%
Caspian Networks, Inc., Common (2) *	337	0
Cisco Systems, Inc. *	580,000	13,340,001
IP Unity, Inc., Series C (2) *	1,104,265	1,412,156
IP Unity, Inc., Series E (2) *	193,042	249,933
Polaris Networks, Inc., Series A (2) *	297,848	0
		15,002,090

OTHER ELECTRONICS - 4.3%
Intevac, Inc. *	761,400	12,791,520
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0
Zebra Technologies Corp., Class A *	124,500	4,449,630
		17,241,150

PERIPHERALS - 4.6%
Seagate Technology, Inc.	789,700	18,234,173

PHOTONICS - 8.5%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0
Corning, Inc. *	1,029,500	25,130,095

JDS Uniphase Corp. *	4,000,000	8,760,000
Luminous Networks, Inc., Common (2) *	28,513	0
Luminous Networks, Inc., Series A1 (2) *	129,664	0
Luminous Networks, Inc., Series B1 (2) *	259,236	10,522
Maple Optical Systems, Inc., Series A-1 (1) (2) *	10,352,054	0
		33,900,617

SEMICONDUCTOR EQUIPMENT - 8.2%
Applied Materials, Inc.	1,000,000	17,730,000
ASML Holding N.V. *	500,000	11,640,000
FormFactor, Inc. *	80,594	3,395,425
		32,765,425

SEMICONDUCTORS - 23.1%
Advanced Micro Devices, Inc. *	100,000	2,485,000
AuthenTec, Inc., Series C (2) *	1,472,495	1,474,866
AuthenTec, Inc., Series D (2) *	290,958	290,958
Chartered Semiconductor Manufacturing Ltd. - ADR *	926,100	6,927,228
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	1,785,100	31,721,226
Freescale Semiconductor, Inc., Series B *	76,208	2,896,666
Global Locate, Inc., Series A (1) (2) *	6,030,896	2,052,917
Global Locate, Inc., Series C (1) (2) *	1,111,111	378,222
Global Locate, Inc., Series D (1) (2) *	932,835	749,999
Ikanos Communications, Inc. *	100,000	1,177,000
Kopin Corp. *	299,100	1,001,985
PMC-Sierra, Inc. *	655,700	3,894,858
Semiconductor Manufacturing International Corp. *	1,000,000	6,390,000
Skyworks Solutions, Inc. *	498,300	2,586,177
Texas Instruments, Inc.	140,000	4,655,000
TranSwitch Corp. *	2,383,000	3,360,030
TriQuint Semiconductor, Inc. *	1,532,400	7,968,480
Zoran Corp. *	760,500	12,228,840
		92,239,452

SERVICES - 1.3%
aQuantive, Inc. *	158,300	3,739,046
TeleCommunication Systems, Inc., Class A *	557,600	1,499,944
		5,238,990

SOFTWARE - 5.6%
Citrix Systems, Inc. *	127,000	4,598,670
Comverse Technology, Inc. *	654,500	14,032,480
Witness Systems, Inc. *	215,003	3,769,003
		22,400,153
Total COMMON STOCK		373,129,859

WARRANTS - 0.3%
ADVANCED MATERIALS - 0.0%
UCT Coatings, Inc., B Warrant (2) *	200,000	200

INTELLECTUAL PROPERTY - 0.2%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	1,070,439
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38
		1,070,536

NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0
		69

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., B-1 Warrant (2) *	306,757	0

PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0
Luminous Networks, Inc., Common Warrant (2) *	3,822	0
		0

SEMICONDUCTORS - 0.1%
AuthenTec, Inc., C Warrant (2) *	392,665	196,497
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	18,750	94
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., C Warrant (1) (2) *	370,370	1,852
Global Locate, Inc., D Warrant (1) (2) *	233,208	2,332
		201,900
Total WARRANTS		1,272,705

	Principal
CONVERTIBLE BONDS - 0.3%
ALTERNATIVE ENERGY - 0.3%
Solaicx, 10.25% (1) (2)	1,333,334	1,333,334

NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., 8.00% (2) *	398,639	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00% (1) (2) *	2,350,000	0
Total CONVERTIBLE BONDS		1,333,334

CASH EQUIVALENTS - 7.2%
PNC Bank Money Market Portfolio	29,011,878	29,011,878
Total CASH EQUIVALENTS		29,011,878

Total Investments (Cost $510,825,598) - 101.1%		$404,747,776

Percentages indicated are based on net assets of $400,371,639.

*              Non-income producing security

(1)           Affiliated issuer

(2)           Restricted security

(3)           Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As September 30, 2006 there are no restrictions on the Fund’s shares of Napster, Inc.

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Leaders Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 96.2%
COMMUNICATIONS - 3.9%
China Mobile Hong Kong Ltd. - ADR	85,125	$3,009,169

COMMUNICATIONS EQUIPMENT - 8.2%
Nokia Corp. - ADR	94,490	1,860,508
QUALCOMM, Inc.	123,235	4,479,592
		6,340,100
INTERNET - 6.5%
eBay, Inc. *	74,502	2,112,877
Google, Inc., Class A *	7,255	2,915,784
		5,028,661

NETWORKING - 4.4%
Cisco Systems, Inc. *	149,770	3,444,710

OTHER ELECTRONICS - 2.5%
L-1 Identity Solutions, Inc. *	149,669	1,953,180

PERIPHERALS - 6.4%
EMC Corp. *	215,980	2,587,440
Seagate Technology, Inc.	102,100	2,357,489
		4,944,929

PHOTONICS - 7.1%
Corning, Inc. *	224,127	5,470,940

SEMICONDUCTOR EQUIPMENT - 13.9%
Applied Materials, Inc.	308,566	5,470,875
ASML Holding N.V. *	228,220	5,312,962
		10,783,837

SEMICONDUCTORS - 25.2%
Altera Corp. *	146,987	2,701,621
Broadcom Corp., Class A *	119,725	3,632,457
SanDisk Corp. *	28,808	1,542,380
Taiwan Semiconductor Manufacturing Co. - ADR	519,059	4,982,967
Texas Instruments, Inc.	136,611	4,542,316
Xilinx, Inc.	101,395	2,225,620
		19,627,361

SOFTWARE - 18.1%
Adobe Systems, Inc. *	108,130	4,049,469
Amdocs Ltd. *	89,009	3,524,756
Autodesk, Inc. *	25,620	891,064
Citrix Systems, Inc. *	38,063	1,378,261
Microsoft Corp.	152,250	4,160,993
		14,004,543
Total COMMON STOCK		74,607,430

CASH EQUIVALENTS - 4.0%
PNC Bank Money Market Portfolio	3,083,970	3,083,970
Total CASH EQUIVALENTS		3,083,970

Total Investments (Cost $66,207,141) - 100.2%		$77,691,400

Percentages indicated are based on net assets of $77,510,421.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Innovators Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 96.8%
COMMUNICATIONS - 2.9%
NeuStar, Inc. *	18,752	$520,368
Symmetricom, Inc. *	30,000	242,100
		762,468

COMMUNICATIONS EQUIPMENT - 1.7%
Finisar Corp. *	121,855	442,334

COMPUTER - 1.0%
Rackable Systems, Inc. *	9,377	256,648

ELECTRONIC DESIGN AUTOMATION - 3.4%
PDF Solutions, Inc. *	81,400	892,144

INTELLECTUAL PROPERTY - 16.9%
Silicon Genesis Corp., Common (1) (2) *	108,815	6,094
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	1,731,244
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	2,688,336
		4,425,674

INTERNET - 4.2%
LivePerson, Inc. *	102,400	549,888
WebSideStory, Inc. *	42,400	560,104
		1,109,992

NETWORKING - 9.8%
Echelon Corp. *	131,198	1,078,447
IP Unity, Inc., Series C (2) *	827,957	1,058,808
Packeteer, Inc. *	48,150	414,572
		2,551,827

OTHER ELECTRONICS - 14.9%
3D Systems Corp. *	11,900	218,246
Intevac, Inc. *	138,300	2,323,440
LaserCard Corp. *	5,233	68,238
Microvision, Inc. *	180,300	257,829
VASCO Data Security International, Inc. *	98,100	1,016,316
		3,884,069

PERIPHERALS - 0.8%
Universal Display Corp. *	20,000	220,600

PHOTONICS - 9.4%
Avanex Corp. *	210,000	363,300
Avici Systems, Inc. *	115,000	994,750
EXFO Electro-Optical Engineering, Inc. *	50,100	293,085
Luminous Networks, Inc., Common (2) *	49,979	0
Luminous Networks, Inc., Series A1 (2) *	227,282	0
Oplink Communications, Inc. *	40,000	799,200
		2,450,335

SEMICONDUCTOR EQUIPMENT - 0.4%
Therma-Wave, Inc. *	91,300	108,647

SEMICONDUCTORS - 19.7%
AuthenTec, Inc., Series C (2) *	736,248	737,433
EMCORE Corp. *	84,353	499,371
Kopin Corp. *	68,700	230,145
Microtune, Inc. *	53,050	257,823
Monolithic Power Systems, Inc. *	39,800	376,508

PLX Technology, Inc. *	38,000	394,060
PowerDsine Ltd. *	30,000	285,300
Ramtron International Corp. *	80,000	264,000
Silicon Optix, Inc., Series B (2) *	1,111,111	700,000
Synaptics, Inc. *	27,300	665,301
Trident Microsystems, Inc. *	20,000	465,200
Zygo Corp. *	20,000	255,000
		5,130,141

SERVICES - 5.8%
iGATE Corp. *	157,720	779,137
Innovion Corp., Series C (1) (2) *	1,500,000	744,675
		1,523,812

SOFTWARE - 5.9%
Neoware, Inc. *	24,200	328,878
Verint Systems, Inc. *	23,200	697,160
Witness Systems, Inc. *	29,400	515,382
		1,541,420
Total COMMON STOCK		25,300,111

WARRANTS - 0.6%
INTELLECTUAL PROPERTY - 0.2%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	55,283

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,699	0

SEMICONDUCTORS - 0.4%
AuthenTec, Inc., C Warrant (2) *	196,333	98,248

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	602,577	603
Innovion Corp., Warrant (1) (2) *	30,129	30
		633
Total WARRANTS		154,164

	Principal
CONVERTIBLE BONDS - 2.1%
SERVICES - 2.1%
Innovion Corp., 9.50% (1) (2) *	602,577	542,319
Total CONVERTIBLE BONDS		542,319

CASH EQUIVALENTS - 0.3%
PNC Bank Money Market Portfolio	76,102	76,102
Total CASH EQUIVALENTS		76,102

Total Investments (Cost $33,944,698) - 99.8%		$26,072,696

Percentages indicated are based on net assets of $26,130,105.

*	Non-income producing security
(1)	Affiliated issuer
(2)	Restricted security

See accompanying notes to portfolios of investments

Firsthand e-Commerce Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 92.6%
COMMUNICATIONS - 7.4%
Comcast Corp., Special Class A *	15,000	$552,150
Equinix, Inc. *	19,110	1,148,511
NeuStar, Inc. *	38,400	1,065,600
OpenTV Corp. *	32,311	92,086
		2,858,347

COMPUTER - 4.3%
Apple Computer, Inc. *	7,000	539,210
Dell, Inc. *	49,200	1,123,728
		1,662,938

INTERNET - 50.2%
51job, Inc. - ADR *	17,368	232,384
Akamai Technologies, Inc. *	89,200	4,459,109
Amazon.com, Inc. *	10,000	321,200
Baidu.com, Inc. - ADR *	4,873	426,582
Ctrip.com International Ltd. - ADR	14,499	651,730
CyberSource Corp. *	41,814	494,660
eBay, Inc. *	71,904	2,039,197
Google, Inc., Class A *	1,000	401,900
IAC/InterActiveCorp *	49,684	1,428,912
LivePerson, Inc. *	140,000	751,800
Monster Worldwide, Inc. *	34,900	1,263,031
Napster, Inc. *	248,200	1,059,814
The9 Ltd. - ADR *	30,000	642,000
ValueClick, Inc. *	46,300	858,402
VistaPrint Ltd. *	14,137	366,714
VitalStream Holdings, Inc. *	46,212	408,052
WebSideStory, Inc. *	138,967	1,835,754
Yahoo! Inc. *	66,034	1,669,340
		19,310,581

MEDIA - 1.2%
News Corp., Class B	21,960	453,254

NETWORKING - 1.8%
Cisco Systems, Inc. *	30,000	690,000

OTHER ELECTRONICS - 6.4%
L-1 Identity Solutions, Inc. *	51,774	675,651
VASCO Data Security International, Inc. *	80,000	828,800
VeriFone Holdings, Inc. *	33,185	947,431
		2,451,882

SERVICES - 6.5%
aQuantive, Inc. *	42,713	1,008,881
First Data Corp.	35,000	1,470,000
		2,478,881

SOFTWARE - 14.8%
Adobe Systems, Inc. *	24,969	935,089
CheckFree Corp. *	26,277	1,085,766
Digital Insight Corp. *	35,095	1,028,985
Microsoft Corp.	80,000	2,186,400
RightNow Technologies, Inc. *	28,692	447,882
		5,684,122
Total COMMON STOCK		35,590,005

CASH EQUIVALENTS - 9.7%
PNC Bank Money Market Portfolio	3,733,477	3,733,477
Total CASH EQUIVALENTS		3,733,477

Total Investments (Cost $34,149,534) - 102.3%		$39,323,482

Percentages indicated are based on net assets of $38,424,376.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Global Technology Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 96.9%
COMMUNICATIONS - 5.5%
China Mobile Hong Kong Ltd. - ADR	11,508	$406,808
Mobile TeleSystems - ADR	5,000	188,850
Singapore Telecommunications Ltd. - ADR	7,277	111,925
		707,583

COMMUNICATIONS EQUIPMENT - 5.3%
Alvarion Ltd. *	85,335	545,291
Nokia Corp. - ADR	7,200	141,768
		687,059

COMPUTER - 2.3%
Lenovo Group Ltd. - ADR	38,000	298,452

ELECTRONICS MANUFACTURING SERVICES - 7.1%
Flextronics International Ltd. *	29,800	376,672
Hon Hai Precision - GDR	26,220	319,255
Quanta Computer, Inc. - GDR	29,984	214,710
		910,637

INTERNET - 10.1%
51job, Inc. - ADR *	8,880	118,814
Baidu.com, Inc. - ADR *	6,500	569,011
Ctrip.com International Ltd. - ADR	7,855	353,082
The9 Ltd. - ADR *	12,000	256,800
		1,297,707

OTHER ELECTRONICS - 18.5%
Intevac, Inc. *	36,700	616,560
LG.Philips LCD Co., Ltd. - ADR *	14,600	242,214
NIDEC Corp.	17,200	326,628
Sharp Corp.	43,288	742,551
VASCO Data Security International, Inc. *	42,745	442,838
		2,370,791

SEMICONDUCTOR EQUIPMENT - 14.9%
Applied Materials, Inc.	28,672	508,355
ASML Holding N.V. *	36,758	855,726
Tokyo Electron Ltd.	7,500	554,638
		1,918,719

SEMICONDUCTORS - 20.8%
Actions Semiconductor Co., Ltd. - ADR *	12,444	105,774
Chartered Semiconductor Manufacturing Ltd. - ADR *	55,942	418,446
Semiconductor Manufacturing International Corp. *	52,021	332,414
Silicon Motion Technology Corp. - ADR *	9,422	156,688
SiRF Technology Holdings, Inc. *	16,103	386,311
STMicroelectronics N.V. - ADR	10,582	182,645
Taiwan Semiconductor Manufacturing Co. - ADR	92,427	887,299
Zoran Corp. *	11,951	192,172
		2,661,749

SERVICES - 6.1%
Accenture Ltd.	10,000	317,099
iGATE Corp. *	43,389	214,342
Lionbridge Technologies, Inc. *	33,831	258,131
		789,572

SOFTWARE - 6.3%
Amdocs Ltd. *	9,500	376,200
Cognizant Technology Solutions Corp., Class A *	1,763	130,568
Verint Systems, Inc. *	10,000	300,500
		807,268
Total COMMON STOCK		12,449,537

CASH EQUIVALENTS - 3.2%
PNC Bank Money Market Portfolio	407,422	407,422
Total CASH EQUIVALENTS		407,422

Total Investments (Cost $11,560,162) - 100.1%		$12,856,959

Percentages indicated are based on net assets of $12,849,455.

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Health Sciences Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 94.2%
AGRICULTURAL CHEMICALS - 0.4%
Syngenta AG	35	$5,266

BIOTECHNOLOGY - 23.9%
Alnylam Pharmaceuticals, Inc. *	730	10,519
Amgen, Inc. *	648	46,351
Anadys Pharmaceuticals, Inc. *	1,370	3,973
ARIAD Pharmaceuticals, Inc. *	86	375
BioCryst Pharmaceuticals, Inc. *	155	1,933
Biogen Idec, Inc. *	824	36,816
BioMarin Pharmaceutical, Inc. *	129	1,836
CoTherix, Inc. *	157	1,108
Critical Therapeutics, Inc. *	2,630	6,312
CV Therapeutics, Inc. *	876	9,759
Dyax Corp. *	45	150
Genentech, Inc. *	227	18,773
Genzyme Corp. *	327	22,063
Gilead Sciences, Inc. *	520	35,724
Hana Biosciences, Inc. *	2,084	14,296
Imclone Systems, Inc. *	61	1,728
Incyte Corp. *	515	2,178
Insmed, Inc. *	456	620
Martek Biosciences Corp. *	213	4,582
Medarex, Inc. *	279	2,996
MedImmune, Inc. *	311	9,084
Momenta Pharmaceuticals, Inc. *	1,731	23,403
Neurocrine Biosciences, Inc. *	33	355
NPS Pharmaceuticals, Inc. *	143	545
Onyx Pharmaceuticals, Inc. *	1,780	30,776
PDL BioPharma, Inc. *	59	1,133
Regeneron Pharmaceuticals, Inc. *	228	3,577
Renovis, Inc. *	460	6,330
Savient Pharmaceuticals, Inc. *	2,053	13,365
Tercica, Inc. *	141	752
Theravance, Inc. *	81	2,190
Trimeris, Inc. *	343	3,018
ViroPharma, Inc. *	80	974
ZymoGenetics, Inc. *	254	4,285
		321,879

CHEMICALS - SPECIALTY - 0.3%
Sigma-Aldrich Corp.	45	3,405

CONGLOMERATES - 0.6%
Tyco International Ltd.	296	8,285

DIAGNOSTIC SUBSTANCES - 1.8%
Human Genome Sciences, Inc. *	358	4,131
QLT, Inc. *	2,464	18,727
Valera Pharmaceuticals, Inc. *	284	1,820
		24,678

DRUG DELIVERY - 2.0%
Alkermes, Inc. *	839	13,298
Andrx Corp. *	137	3,347
Elan Corp. Plc - ADR *	111	1,707
Hospira, Inc. *	136	5,205
Nektar Therapeutics *	194	2,796
		26,353

DRUG MANUFACTURERS - 50.9%
Abbott Laboratories	474	23,017
Adolor Corp. *	99	1,373
Alexion Pharmaceuticals, Inc. *	1,026	34,863
Alpharma, Inc.	137	3,204
Angiotech Pharmaceuticals, Inc. *	154	1,351
Arena Pharmaceuticals, Inc. *	127	1,521
ArQule, Inc. *	250	1,053
AstraZeneca Plc	298	18,578
AtheroGenics, Inc. *	124	1,633
Avanir Pharmaceuticals *	99	685
Barr Pharmaceuticals, Inc. *	386	20,049
Bayer AG	146	7,415
Bristol-Myers Squibb Co.	1,256	31,300
Celgene Corp. *	409	17,710
Chugai Pharmaceutical Co., Ltd.	400	8,607
Cubist Pharmaceuticals, Inc. *	197	4,283
Daiichi Sankyo Co., Ltd.	300	8,513
DOV Pharmaceutical, Inc. *	50	45
Eli Lilly & Co.	1,170	66,690
Genmab A/S *	200	8,325
Geron Corp. *	130	815
GlaxoSmithKline Plc - ADR	303	16,129
ICOS Corp. *	1,205	30,197
Ipsen AG	250	9,784
Johnson & Johnson	326	21,170
KOS Pharmaceuticals, Inc. *	64	3,163
Medicines Co. *	730	16,469
Merck & Co., Inc.	260	10,894
Merck KGaA	60	6,333
MGI Pharma, Inc. *	83	1,428
Mylan Laboratories, Inc.	95	1,912
Myogen, Inc. *	136	4,771
Novartis AG - ADR	686	40,090
Novartis AG - Registered Shares	260	15,140
Novo Nordisk A/S - ADR	180	13,414
Novo Nordisk A/S - Class B	200	14,849
Par Pharmaceutical Cos., Inc. *	187	3,411
Pfizer, Inc.	2,293	65,029
Roche Holdings - Genus	62	10,693
Sanofi-Aventis - ADR	106	4,714
Schering-Plough Corp.	2,335	51,580
Sepracor, Inc. *	119	5,764
Sirna Therapeutics, Inc. *	1,940	10,806
Sorin SpA *	634	1,122
Tanox, Inc. *	2,196	25,957
Taro Pharmaceutical Industries Ltd. *	1,043	13,872
United Therapeutics Corp. *	68	3,573
Vertex Pharmaceuticals, Inc. *	49	1,649
Watson Pharmaceuticals, Inc. *	82	2,146
Wyeth	331	16,828
		683,917

DRUG STORES - 0.7%
CVS Corp.	295	9,475

HEALTH CARE PLANS - 1.9%
Aetna, Inc.	78	3,085
CIGNA Corp.	82	9,538
WellPoint, Inc. *	172	13,253
		25,876

HOSPITALS - 0.6%
HCA, Inc.	160	7,982

LONG-TERM CARE FACILITIES - 0.2%
Manor Care, Inc.	52	2,719

MEDICAL APPLIANCES & EQUIPMENT - 5.2%
Biomet, Inc.	190	6,116
Cyberonics, Inc. *	111	1,946
Kinetic Concepts, Inc. *	44	1,384
Medtronic, Inc.	494	22,941
Smith & Nephew Plc	668	6,129
St. Jude Medical, Inc. *	269	9,493
Wright Medical Group, Inc. *	456	11,058
Zimmer Holdings, Inc. *	161	10,868
		69,935

MEDICAL INSTRUMENTS & SUPPLIES - 2.1%
Bausch & Lomb, Inc.	161	8,070
Baxter International, Inc.	86	3,910
Fresenius AG	44	7,687
Fresenius Medical Care AG	34	4,416
Fresenius Medical Care AG - Preferred Shares	6	727
Kyphon, Inc. *	30	1,123
Vital Signs, Inc.	46	2,604
		28,537

MEDICAL LABORATORIES & RESEARCH - 2.3%
OSI Pharmaceuticals, Inc. *	590	22,143
Quest Diagnostics, Inc.	149	9,113
		31,256

SCIENTIFIC & TECHNICAL INSTRUMENTS - 0.8%
Applera Corp. - Applied Biosystems Group	124	4,106
Applera Corp. - Celera Genomics Group *	99	1,378
Bio-Rad Laboratories, Inc., Class A *	67	4,738
Cepheid, Inc. *	125	903
		11,125

SPECIALIZED HEALTH SERVICES - 0.5%
Caremark Rx, Inc.	120	6,800
Total COMMON STOCK		1,267,488

CASH EQUIVALENTS - 4.9%
PNC Bank Money Market Portfolio	66,257	66,257
Total CASH EQUIVALENTS		66,257

Total Investments (Cost $1,314,617) - 99.1%		$1,333,745

Percentages indicated are based on net assets of $1,346,338.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2006 (Unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, Firsthand Global Technology Fund and Firsthand Health Sciences Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund

Inception Date

Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Innovators Fund	May 20, 1998
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Global Technology Fund	September 29, 2000
Firsthand Health Sciences Fund	December 30, 2005

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares—Investor Class shares.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce “breakthrough” products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

Firsthand Health Sciences Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in companies principally engaged in the research, development, production or distribution of products and services in the biotechnology, pharmaceutical, healthcare and medical industries.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Foreign Securities—Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds did not write any options during the period ended September 30, 2006.

Security Transactions— Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Federal Income Tax—Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2006.

On July 13, 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e-Commerce Fund	Firsthand Global Technology Fund	Firsthand Health Science Fund
Gross unrealized appreciation	$24,909,344	$15,524,985	$3,504,325	$7,250,227	$2,012,778	$113,725
Gross unrealized depreciation	(178,203,446)	(4,404,304)	(11,376,327)	(2,180,873)	(780,161)	(94,597)
Net unrealized appreciation (depreciation)	$(153,294,102)	$11,120,681	$(7,872,002)	$5,069,354	$1,232,617	$19,128
Federal income tax cost	$558,041,878	$66,570,719	$33,944,698	$34,254,128	$11,624,342	$1,314,617

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

3. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended September 30, 2006, is noted below:

SHARE ACTIVITY

	Balance			Balance	Realized	Value	Acquisition
Affiliate	12/31/2005	Purchases	Sales	9/30/2006	Gain (Loss)	9/30/2006	Cost

Firsthand Technology Value Fund

Clarisay, Inc., Series B *	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Series A *	6,030,896	—	—	6,030,896	—	2,052,917	5,144,354
Global Locate, Inc., Series C	1,111,111	—	—	1,111,111	—	378,222	1,000,000
Global Locate, Inc., Series D	932,835	—	—	932,835	—	749,999	749,999
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Board Warrant	18,750	—	—	18,750	—	94	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Series C Warrant	370,370	—	—	370,370	—	1,852	—
Global Locate, Inc., Series D Warrant	233,208	—	—	233,208	—	2,332	—
Maple Optical Systems, Inc., Series A-1	10,352,054	—	—	10,352,054	—	—	3,623,219
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	4,363,141	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	6,701,239	4,315,500
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	41,612	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,070,439	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	38	—
Silicon Genesis Corp., Common Warrant	59,147	—	—	59,147	—	59	—
Solaicx, Series B	6,000,000	—	—	6,000,000	—	7,247,400	3,000,000
Solaicx, 10.25%	—	1,333,334	—	1,333,334	—	1,333,334	1,333,334
SoloPower, Series A	—	2,721,088	—	2,721,088	—	3,999,999	3,999,999

Firsthand Technology Innovators Fund

Innovion Corp., Series C	1,500,000	—	—	1,500,000	$—	$744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	603	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	1,731,244	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,688,336	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	6,094	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	55,283	—

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2006, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495	$738,000	$1,474,866	0.37%
AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665	—	196,497	0.05%
AuthenTec, Inc., Series D P/S	June 14, 2004	290,958	290,958	290,958	0.07%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000	—	—	0.00%
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	—	375	0.00%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750	—	94	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000	—	375	0.00%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000	—	375	0.00%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	1,995,310	0.50%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	57,607	0.02%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	378,222	0.10%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370	—	1,852	0.00%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	500,000	500,000	0.13%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	249,999	0.06%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208	—	2,332	0.00%
IP Unity, Inc., E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	1,412,156	0.35%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	249,933	0.06%
Luminous Networks, Inc., Common *	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	10,522	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	July 31, 2002	5,714,285	2,000,000	—	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	August 9, 2001	4,637,769	1,623,219	—	0.00%
NanoMuscle, Inc., 8.00% C/N	August 17, 2004	122,549	122,549	—	0.00%
NanoMuscle, Inc., 8.00% C/N	September 7, 2004	245,422	245,422	—	0.00%
NanoMuscle, Inc., 8.00% C/N	November 12, 2004	30,668	30,668	—	0.00%
NanoMuscle, Inc., Series B-1 Warrants	August 17, 2004	306,757	123	—	0.00%
NanoMuscle, Inc., Common	August 29, 2003	1,250,000	1,250,000	—	0.00%
NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000	—	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,070,439	0.27%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	40,680	0.01%
Silicon Genesis Corp., Common**	November 21, 2005	16,653	—	932	0.00%
Silicon Genesis Corp., Common Warrants	April 30, 2002	59,147	—	59	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	38	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	4,363,141	1.09%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	6,701,239	1.67%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	7,247,400	1.81%
Solaicx, 10.25%, C/N	August 4, 2006	1,333,334	1,333,334	1,333,334	0.33%
SoloPower, Series A	June 29, 2006	2,721,088	3,999,999	3,999,999	1.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	1.25%
UCT Coatings, Inc., Series B Warrants	October 5, 2004	200,000	—	200	0.00%
			$70,256,579	$36,579,003	9.14%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Innovators Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$737,433	2.82%
AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	—	98,248	0.38%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	2.08%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	2.85%
Innovion Corp., Warrant	December 30, 2003	602,577	—	603	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	1,058,808	4.05%
Luminous Networks, Inc., Common *	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	55,283	0.21%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	5,720	0.02%
Silicon Genesis Corp., Common**	November 21, 2005	6,680	—	374	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	1,731,244	6.63%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,688,336	10.29%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	700,000	2.68%
			$14,948,116	$8,363,073	32.01%

*

As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

** Shares granted at no cost by issuer.

P/S Preferred Stock
C/N Convertible Note

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/27/06

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	11/27/06

* Print the name and title of each signing officer under his or her signature.